Share-Based Payments - Share Based Options by Exercise Price (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	3,173	3,074	3,101
Weighted average exercise price (in CAD per share)	$ 49.65	$ 42.36	$ 37.06
$18.00 to $24.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	48,000
Weighted average remaining contractual life (years)	1 year 1 month 28 days
Weighted average exercise price (in CAD per share)	$ 21.53
$18.00 to $24.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	18.00
$18.00 to $24.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 24.00
$24.01 to $30.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	168,000
Weighted average remaining contractual life (years)	2 years 1 month 24 days
Weighted average exercise price (in CAD per share)	$ 28.20
$24.01 to $30.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	24.01
$24.01 to $30.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 30.00
$30.01 to $35.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	23,000
Weighted average remaining contractual life (years)	2 months 1 day
Weighted average exercise price (in CAD per share)	$ 31.65
$30.01 to $35.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	30.01
$30.01 to $35.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 35.00
$35.01 to $45.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	589,000
Weighted average remaining contractual life (years)	4 years 4 months 13 days
Weighted average exercise price (in CAD per share)	$ 39.53
$35.01 to $45.00 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	35.01
$35.01 to $45.00 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 45.00
$45.01 to $62.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	2,345,000
Weighted average remaining contractual life (years)	7 years 11 months 15 days
Weighted average exercise price (in CAD per share)	$ 54.48
$45.01 to $62.12 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	45.01
$45.01 to $62.12 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in CAD per share)	$ 62.12
Total Stock Options
Disclosure of range of exercise prices of outstanding share options [line items]
Number of share options outstanding in share-based payment arrangement | shares	3,173,000
Weighted average remaining contractual life (years)	6 years 9 months 29 days
Weighted average exercise price (in CAD per share)	$ 49.65